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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 102.8%
		Chemicals: 8.7%
42,650		Air Products & Chemicals, Inc.	$2,762,867
12,200		CF Industries Holdings, Inc.	947,208
185,050		Dow Chemical Co.	3,271,684
15,750		Eastman Chemical Co.	652,680
34,550		Ecolab, Inc.	1,290,443
180,750		EI Du Pont de Nemours & Co.	5,145,953
14,500		International Flavors & Fragrances, Inc.	462,550
109,700		Monsanto Co.	9,011,855
10,600	@@	Potash Corp. of Saskatchewan	1,227,904
33,750		PPG Industries, Inc.	1,500,863
61,750		Praxair, Inc.	4,520,100
26,000		Sigma-Aldrich Corp.	1,259,960
			32,054,067
		Coal: 3.1%
47,340	@	Alpha Natural Resources, Inc.	1,304,217
92,951		Arch Coal, Inc.	1,722,382
61,600		Consol Energy, Inc.	2,535,456
76,250		Massey Energy Co.	1,745,363
124,850		Peabody Energy Corp.	4,242,403
			11,549,821
		Forest Products & Paper: 1.0%
113,000		International Paper Co.	1,623,810
29,100		MeadWestvaco Corp.	464,727
43,500		Weyerhaeuser Co.	1,460,730
			3,549,267
		Iron/Steel: 1.3%
26,550		AK Steel Holding Corp.	379,665
20,800		Allegheny Technologies, Inc.	736,528
15,839		Cliffs Natural Resources, Inc.	431,613
45,850		Nucor Corp.	2,013,274
39,534		United States Steel Corp.	1,347,319
			4,908,399
		Mining: 8.8%
22,154	@@	Agnico-Eagle Mines Ltd.	1,370,446
317,600		Alcoa, Inc.	2,928,272
47,465	@, @@	Anglo American PLC ADR	681,123
19,665	@@	Anglogold Ashanti Ltd. ADR	832,419
1	@@	Aquarius Platinum Ltd.	5
74,855	@@	Barrick Gold Corp.	2,850,478
29,390	@@	BHP Billiton Ltd. ADR	1,652,894
77,651	@, @@	Eldorado Gold Corp. (Canadian Denominated Security)	769,575
122,511		Freeport-McMoRan Copper & Gold, Inc.	6,668,274
35,512	@@	Gold Fields Ltd. ADR	482,253
37,504	@@	GoldCorp, Inc.	1,490,034
77,578	@@	Kinross Gold Corp.	1,568,627
118,783		Newmont Mining Corp.	5,804,926
8,942	@@	Rio Tinto PLC ADR	1,622,436
134,905	@, @@	Sino Gold Ltd.	707,537
23,050		Titanium Metals Corp.	213,443
39,389	@@	Vale SA ADR	754,299
22,500		Vulcan Materials Co.	996,525
90,283	@@	Yamana Gold, Inc.	1,062,631
			32,456,197
		Oil & Gas: 63.5%
161,305		Anadarko Petroleum Corp.	7,707,153
129,387		Apache Corp.	10,902,149
50,950		Cabot Oil & Gas Corp.	1,789,874
64,992	@@	Canadian Natural Resources Ltd.	3,883,922
149,400		Chesapeake Energy Corp.	3,385,404
498,833		Chevron Corp.	33,257,196
45,751		Cimarex Energy Co.	1,492,398
398,036		ConocoPhillips	18,245,964
46,800	@	Denbury Resources, Inc.	804,492
152,535		Devon Energy Corp.	9,646,313
21,000		Diamond Offshore Drilling	1,769,880
104,774	@@	EnCana Corp.	5,807,623
19,500	@@	ENI S.p.A. ADR	945,360
87,300		ENSCO International, Inc.	3,395,097
84,061		EOG Resources, Inc.	6,152,425
48,600		EQT Corp.	1,810,350
662,240		ExxonMobil Corp.	45,926,344
86,087		Hess Corp.	5,732,533
264,990		Marathon Oil Corp.	8,447,881
52,600		Murphy Oil Corp.	3,103,926
123,300	@, @@	Nabors Industries Ltd.	2,204,604
125,554	@@	Nexen, Inc.	3,122,528
48,150		Noble Energy, Inc.	2,863,962

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
236,238		Occidental Petroleum Corp.	$15,853,933
128,109		Patterson-UTI Energy, Inc.	1,837,083
75,500		Pioneer Natural Resources Co.	2,123,060
52,550		Range Resources Corp.	2,407,316
72,650		Rowan Cos., Inc.	1,486,419
21,212	@@	Royal Dutch Shell PLC ADR - Class A	1,143,539
90,100	@	Southwestern Energy Co.	3,916,647
76,293	@@	Suncor Energy, Inc.	2,701,535
40,100		Sunoco, Inc.	1,220,243
221,894	@@	Talisman Energy, Inc.	3,614,653
88,500		Tesoro Corp.	1,499,190
18,169	@	Transocean, Ltd.	1,444,072
208,564		Valero Energy Corp.	4,665,577
166,865		XTO Energy, Inc.	7,136,816
			233,447,461
		Oil & Gas Services: 12.6%
81,400		Baker Hughes, Inc.	3,179,484
12,697	@	Basic Energy Services, Inc.	128,494
238,664		BJ Services Co.	3,732,705
118,550	@	Cameron International Corp.	3,702,317
3,100		Core Laboratories NV	294,314
313,415		Halliburton Co.	7,186,606
186,464	@	National Oilwell Varco, Inc.	7,201,240
15,900	@	Oil States International, Inc.	415,467
294,047		Schlumberger Ltd.	16,828,310
128,922		Smith International, Inc.	3,763,234
			46,432,171
		Packaging & Containers: 1.1%
19,750		Ball Corp.	786,050
20,800		Bemis Co.	521,872
33,400	@	Owens-Illinois, Inc.	956,242
25,000	@	Pactiv Corp.	560,000
29,100		Sealed Air Corp.	582,291
14,000		Silgan Holdings, Inc.	619,640
			4,026,095
		Pipelines: 2.6%
240,150		El Paso Corp.	2,341,463
163,679		Spectra Energy Corp.	2,627,048
273,803		Williams Cos., Inc.	4,594,414
			9,562,925
		Trucking & Leasing: 0.1%
30,659	@	DryShips, Inc.	250,791
			250,791
		Total Common Stock
		(Cost $348,139,499)	378,237,194

No. of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 1.3%
106,043		Put Option OTC - Goldman Sachs & Co.
		Basic Industries Select Sector Index
		Strike 207.84, exp 06/19/09	$7,614
91,100		Put Option OTC - JPMorgan Chase
		Basic Industries Select Sector Index
		Strike 239.89, exp 07/17/09	319,742
90,621		Put Option OTC - UBS AG
		Basic Industries Select Sector Index
		Strike 251.60, exp 08/21/09	820,120
215,607		Put Option OTC - Goldman Sachs & Co.
		Energy Select Sector Index
		Strike 409.77, exp 06/19/09	102,327
198,330		Put Option OTC - JPMorgan Chase
		Energy Select Sector Index
		Strike 435.34, exp 07/17/09	2,643,739
200,800		Put Option OTC - UBS AG
		Energy Select Sector Index
		Strike 455.05, exp 08/21/09	836,763
		Total Purchased Options
		(Cost $23,068,423)	4,730,305
		Total Long-Term Investments
		(Cost $371,207,922)	382,967,499

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
4,383,000		ING Institutional Prime Money Market Fund - Class I		$4,383,000
		Total Short-Term Investments
		(Cost $4,383,000)		4,383,000
		Total Investments in Securities	105.3%	$387,350,499
		(Cost $375,590,922)*	(5.3)	(19,366,645)
		Other Assets and Liabilities - Net	100.0%	$367,983,854
		Net Assets

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $384,649,282.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,295,045
		Gross Unrealized Depreciation		(44,593,828)
		Net Unrealized Appreciation		$2,701,217

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$377,529,652	$707,542	$—
Positions In Purchased Options	—	—	4,730,305
Short-Term Investments	4,383,000	—	—
Total	$381,912,652	$707,542	$4,730,305

Other Financial Instruments**	$—	$—	$(20,250,427)
Total	$—	$—	$(20,250,427)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, purchased options and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended May 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Unrealized Appreciation/	Net Transfers In/	Ending Balance
	at 02/28/2009	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 05/31/09
Positions In Purchased Options	$35,076,456	$22,376,722	$—	$(30,229,905)	$(22,492,968)	$—	$4,730,305

Other Financial Instruments**	(2,820,514)	(14,098,029)	—	6,543,599	(9,875,483)	—	(20,250,427)
Total	$32,255,942	$8,278,693	$—	$(23,686,306)	$(32,368,451)	$—	$(15,520,122)

For the period ended May 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(28,213,360).

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009		Liability Derivatives as of May 31, 2009
Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$4,730,305	Equity Contracts	$20,250,427

Total	$4,730,305		$20,250,427

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description/Name of Issuer	Date	Price/Rate		Received	Value

188,038	UBS AG	Basic Industries Select Sector Index	06/19/09	264.84	USD	$2,056,741	$(3,379,043)
415,449	UBS AG	Energy Select Sector Index	06/19/09	479.00	USD	8,318,203	(16,871,384)

						$10,374,944	$(20,250,427)

		Total Premiums Received:	$10,374,944
	Total Liabilities for Call Options Written:		$20,250,427

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009